Income Taxes - Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group's Applicable Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Accounting loss before tax	$ (50,283,342)	$ (16,831,966)	$ (25,426,380)
At the Company's statutory income tax rate of 30% (2020:27.5%, 2019:27.5%)	15,085,003	4,628,791	6,992,255
R&D tax incentive on eligible expenses	4,938,846	5,708,767	10,474,432
Non-deductible R&D expenditure	(3,420,951)	(3,624,766)
Other non-deductible expenses - share-based payment expense	(1,169,291)	(201,489)
Amount of temporary differences and carried forward tax losses not recognized	(10,494,761)	(802,536)	(6,992,255)
Total income tax benefit recognized in the Statement of Comprehensive Income	$ 4,938,846	$ 5,708,767	$ 10,474,432